Note Payable (Details) (USD $)	1 Months Ended				6 Months Ended	12 Months Ended	92 Months Ended	98 Months Ended
	Mar. 31, 2013		Jan. 31, 2013		Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2013	Jun. 30, 2014
Details
Proceeds from Unsecured Notes Payable						$ 55,075 [1]
Proceeds from related party notes payable	5,000	[2]	25,000	[2]	30,000	30,000	30,000	30,000
Related Party Transaction, Amounts of Transaction	$ 5,000		$ 25,000

[1]	As of December 31, 2012, the balance on the note has been paid in full.
[2]	In April 2013, the balance on the note was repaid in full.